Employee Benefit Plans	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

Stock Incentive Plan

In 2008, the Company’s Board of Directors adopted and the Company’s stockholders approved the 2008 Stock Incentive Plan (the “2008 Plan”), which provided for the granting of certain defined stock incentive awards to employees, members of the Company’s Board of Directors and non-employee consultants, advisors or other service providers. As of December 31, 2012, the Company had reserved 4,407,306 shares of common stock under the 2008 Plan for issuance, and there were 369,980 shares available for future grant. In April 2013, the Company’s Board of Directors adopted and the Company’s stockholders approved the 2013 Stock Incentive Plan (the “2013 Plan”), which provides for the granting of certain defined stock incentive awards to employees, members of the Company’s Board of Directors and non-employee consultants, advisors or other service providers. Upon the closing of the IPO, the Company ceased granting stock incentive awards under the 2008 Plan, and any shares of common stock subject to awards under the 2008 Plan that expire, terminate, or are otherwise surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued will become available for issuance under the 2013 Plan. Additionally, in May 2013, the Company’s Board of Directors adopted and the Company’s stockholders approved the 2013 Employee Stock Purchase Plan (the “2013 ESPP”), which provides participating employees the option to purchase shares of the Company’s common stock at defined purchase prices over six month offering periods.

Stock incentive awards granted under the 2013 Plan may be incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock-based awards under the applicable provisions of the Internal Revenue Code. Incentive stock options are granted only to employees of the Company. Non-qualified stock options and restricted stock may be granted to officers, employees, consultants, advisors and other service providers. Incentive and non-qualified stock options and restricted stock granted to employees generally vest over four years, with 25.0% vesting upon the one-year anniversary of the grant and the remaining 75.0% vesting monthly over the following three years. Non-qualified stock options granted to consultants and other non-employees generally vest over the period of service to the Company. Incentive and non-qualified stock options expire ten years from the date of grant. Non-qualified stock options granted to members of the Company’s Board of Directors generally vest over the recipient’s term of Board service.

Stock-Based Compensation

Total stock-based compensation related to stock options, restricted stock and the employee stock purchase plan was $0.3 million and $0.7 million in the years ended December 31, 2011 and 2012, respectively, and $0.2 million and $1.8 million in the nine months ended September 30, 2012 and 2013, respectively.

Stock-based compensation expense is classified in the consolidated statements of operations and comprehensive (loss) income as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands)
Research and development	$160	$448	$104	$695
General and administrative	145	241	106	1,124

Total	$305	$689	$210	$1,819

Stock Options

The Company uses the Black-Scholes option-pricing model to measure the fair value of stock option awards. Key assumptions used in this pricing model on the date of grant for options granted to employees are as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Risk-free interest rate	2.0%	0.7%	0.7%	0.9%
Expected life of options	6.0 years	6.0 years	6.0 years	6.0 years
Expected volatility of underlying stock	100.0%	98.9%	98.8%	94.7%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

There were no stock option awards granted to non-employees in 2012 or the nine months ended September 30, 2013.

The risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option. The Company calculates the expected life of options granted to employees using the simplified method as the Company has insufficient historical information to provide a basis for estimate. The Company determines the expected volatility based on the historical volatility of a peer group of comparable publicly traded companies with product candidates in similar stages of development to the Company’s product candidates. The Company has applied an expected dividend yield of 0.0% as the Company has not historically declared a dividend and does not anticipate declaring a dividend during the expected life of the options.

The following is a summary of stock option activity for the year ended December 31, 2012 and the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at December 31, 2011	2,795,402	$0.51
Granted	766,297	2.34
Exercised	(15,800)	0.48
Forfeited or expired	(53,205)	0.57

Outstanding at December 31, 2012	3,492,694	$0.90	7.4	$9,211

Exercisable at December 31, 2012	2,236,152	$0.66	6.8	$6,457

Granted (unaudited)	1,483,328	7.51
Exercised (unaudited)	(177,212)	0.97
Forfeited or expired (unaudited)	(25,780)	2.74

Outstanding at September 30, 2013 (unaudited)	4,773,030	$2.94	7.7	$176,875

Exercisable at September 30, 2013 (unaudited)	2,557,179	$0.70	6.7	$100,489

During the years ended December 31, 2011 and 2012, the Company granted stock options to purchase an aggregate of 547,557 shares of its common stock and 766,297 shares of its common stock, respectively, with a weighted average grant date fair value per option share of $0.48 and $1.83, respectively. During the nine months ended September 30, 2013, the Company granted stock options to purchase an aggregate of 1,483,328 shares of its common stock with a weighted average grant date fair value per option share of $7.57. The total grant date fair value of options that vested during the years ended December 31, 2011 and 2012 was $0.3 million and $0.6 million, respectively. The aggregate intrinsic value of stock options exercised was insignificant during 2011 and 2012.

As of December 31, 2012, there was $1.2 million of unrecognized stock-based compensation related to stock options that are expected to vest. These costs were expected to be recognized over a weighted average remaining vesting period of 2.4 years. As of September 30, 2013, there was $10.4 million of unrecognized stock-based compensation related to stock options that are expected to vest. These costs are expected to be recognized over a weighted average remaining vesting period of 2.8 years.

Restricted Stock

The fair value of restricted stock is based on the estimated fair value of the Company’s common stock.

The following is a summary of restricted stock activity for the year ended December 31, 2012 and the nine months ended September 30, 2013:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2011	31,638	$0.27
Granted	33,333	0.60
Vested	(42,748)	0.36

Outstanding as of December 31, 2012	22,223	$0.60

Vested (unaudited)	(12,501)	0.60

Outstanding as of September 30, 2013 (unaudited)	9,722	$0.60

During the year ended December 31, 2012 the Company granted 33,333 shares of restricted stock with a weighted-average grant date fair value per share of $0.60. The Company did not grant any restricted stock during the year ended December 31, 2011 or during the nine months ended September 30, 2013. The intrinsic value of restricted stock that vested during each of the years ended December 31, 2011 and 2012 was $0.1 million.

As of December 31, 2012 and September 30, 2013, there was an insignificant amount of unrecognized stock-based compensation related to restricted stock that is expected to vest.

401(k) Savings Plan

The Company has a defined contribution 401(k) savings plan (the “401(k) Plan”). The 401(k) Plan covers substantially all employees, and allows participants to defer a portion of their annual compensation on a pretax basis. Company contributions to the 401(k) Plan may be made at the discretion of the Board of Directors. As of December 31, 2012, the Company had made no contributions to the 401(k) Plan.